LOSS PER SHARE - Earnings (Loss) per Share Computations (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Numerator
Net loss from continuing operations attributable to equity holders	$ (55.5)	$ (95.8)
Net loss from discontinued operations attributable to equity holders	(14.6)	(158.6)
Net loss attributable to equity holders	$ (70.1)	$ (254.4)
Denominator
Weighted average number of common shares (diluted)	478.6	476.5
Weighted average number of common shares (basic)	478.6	476.5
Basic loss from continuing operations per share attributable to equity holders (in dollars per share)	$ (0.12)	$ (0.20)
Diluted loss from continuing operations per share attributable to equity holders (in dollars per share)	(0.12)	(0.20)
Diluted loss from discontinued operations per share attributable to equity holders (in dollars per share)	(0.03)	(0.33)
Basic loss from discontinued operations per share attributable to equity holders (in dollars per share)	(0.03)	(0.33)
Diluted loss per share attributable to equity holders (in dollars per share)	(0.15)	(0.53)
Basic loss per share attributable to equity holders (in dollars per share)	$ (0.15)	$ (0.53)